FINANCIAL DEBT WITH THIRD PARTIES	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Disclosure of debt instruments [text block]
Thousands

of U.S. dollars
2020 2021
Senior Secured

Notes

493,701 488,389
Bank borrowing
1,420 358
Lease liabilities
99,515 110,515
Total

non-current
594,636 599,262
Senior Secured

Notes

11,910 15,556
Super Senior

Credit Facility
30,038 25,027
Bank borrowing

38,055 33,117
Lease liabilities
53,184 45,317
Total

current
133,187 119,017
TOTAL

DEBT WITH

THIRD PARTIES
727,823 718,279
Thousands

of U.S. dollars
2020 2021
Maturity Currency Principal
Accrued
interests
Total

debt
Principal
Accrued
interests
Total

debt
2022 U.S. dollar

493,701 11,910 505,611 488,389 15,556 503,945
2020
Thousands of U.S. dollars
December
31, 2019
Cash

flows provided by/(used
in)

financing activities
New
leases/
IFRS 16
Interest
accrued
Interest
paid
Amortization
(addition) fees
Translation
differences
December
31, 2020
New
borrowing Amortization
Senior Secured

Notes

501,922 - - - 30,625 (30,625) 3,689 - 505,611
Super Senior Credit Facility - 50,000 (20,000) - 1,910 (1,872) - - 30,038
Lease liabilities 194,765 - (48,947) 29,635 14,426 (559) 726 (37,347) 152,699
Other borrowings 23,928 71,771 (50,543) - 71 (1,021) - (4,731) 39,475
Total 720,615 121,771 (119,490) 29,635 47,032 (34,077) 4,415 (42,078) - 727,823
2021
Thousands of U.S. dollars
December
31, 2020
Cash

flows provided by/(used
in)

financing activities
New
leases/
IFRS 16
Interest
accrued
Interest
paid

Amortization
(addition) fees
Translation
differences
December
31, 2021
New
borrowing Amortization
Senior Secured

Notes 2022*
505,611 - (500,000) - 4,084 (15,993) 6,299 -
-
Senior Secured

Notes 2026
- 500,000 - - 35,555 (20,000) (11,610)
- 503,945
Super Senior Credit Facility 30,038 - (5,000) - 1,281 (1,292) - -
25,027
Lease liabilities
152,699 1,605 (45,617) 7,702 13,652 (959) - 26,750
155,832
Other borrowings 39,475 11,122 (11,776) - 1,825 (1,876) - (5,295)
33,475
Total 727,823 512,727 (562,393) 7,702 56,397 (40,120) (5,311) 21,455 718,280
(*) Senior secured

notes 2022 was

full amortized in February

2021 for $500

million

and a premium

paid of $7,650
million
Date of

transaction

Maturity Interest rate
Capacity USD
(million)
Repaid
amount USD
(million)
Outstanding
amount USD
(million)

August

10, 2017
September 2020 LIBOR+3.25% 50.0

-

50.0
Rolled

over until

December 20, 2020
December

20, 2020
December

2020
LIBOR+3.25% 50.0 20.0 30.0
Partially

repaid on

December 2020

and rolled

over until
March 2021
March 22,

2020
June 2021 LIBOR+3.25% 50.0

-

30.0
Rolled

over until

June 2021
June 21, 2021 September 2021 LIBOR+3.25% 50.0

-

30.0
Rolled

over until

September 2021
September 22,

2021
November

2021
LIBOR+3.25% 50.0 5.0 25.0
Partially

repaid on

September 2021

and rolled

over until
November

2021
November

22, 2021
December

2021
LIBOR+3.25% 50.0

-

25.0
Rolled

over until

December 2021
December

22, 2021
January 2022 LIBOR+3.25% 50.0

-

25.0
Rolled

over until

January 2022
Description Currency
Signed

Date
Principal
Amount (LC
million)
Maturity
Interest

rate
As of December
31, 2021 USD
BNDES BRL February 2014 300,000 October 2022 Energy Efficiency Project: TJLP + 2% 0,246
Banco de America
USD October 2017 1,600 October 2022 8,0% 0,400
Banco Agricola USD October 2020 1,200 October 2022 6,5% 0,670
Banco de Lage BRL June 2020 10,000 June 2023 9,0% 1,075
Banco ABC Brasil BRL August 2020 50,000 February 2022 DI+2,7% 9,266
Banco do Brasil BRL October 2020 30,000 August 2022 DI+2,65% 5,548
Banco ABC Brasil BRL December 2020 35,000 June 2022 DI+2,5% 6,310
Banco Bradesco BRL November 2021 55,000 November 2022 DI+2,3% 9,960
Total

Debt
33,475
2022 2023 2024 2025 2026 Others Total
Lease liabilities

46,851

43,596

30,014

19,194

12,694

12,082

164,431
Liabilities
December
31, 2019
Additions Payments
Interest
accrued
Interest
paid
Amortization
(addition)
fees
Transfer
Translation
difference
December
31, 2020
Current liabilities 52,027 8,514 (48,947) 14,426 (559) 29 49,777 (22,083) 53,184
Non-current
142,738 21,121 - - - 697 (49,777) (15,264) 99,515
194,765 29,635 (48,947) 14,426 (559) 726 - (37,347) 152,699
Liabilities
December
31, 2020
Additions Payments
Interest
accrued
Interest
paid
Amortization
(addition)
fees
Transfer
Translation
difference
December
31, 2021
Current liabilities 53,184
7,730

(45,617) 13,654

(961)

-

13,605

3,482

45,077
Non-current
99,515
47,624

-

-

-

-

(13,605) (22,779)
110,755
152,699 55,354 (45,617) 13,654 (961) - - (19,297) 155,832
17)

DEBT WITH

THIRD PARTIES
Details of

debt with third parties

at December

31, 2020

and 2021

are as follow:
Senior

Secured Notes
On August

10, 2017, Atento

Luxco

1 S.A.,

closed

an offering

of $
400.0

million aggregate

principal

amount

of
6.125
%

Senior Secured
Notes

due 2022

in a

private

placement

transaction.

The notes

were

due in
August 2022

and were

guaranteed

on a

senior secured

basis by

certain
of

Atento’s

wholly

owned

subsidiaries.

The

issuance

costs

of

$
11,979
,000

related

to

this

issuance

were

recorded

at

amortized

cost

using

the
effective

interest

method.
On April 4, 2019, Atento

Luxco 1 S.A., closed an offering of an additional $
100.0

million aggregate

principal amount of its
6.125 % Senior
Secured Notes due 2022

(the "Additional

Notes"). The

Additional Notes

were offered

as additional

notes under

the indenture,

dated as of

August
10, 2017, pursuant

to which Atento Luxco

1 S.A. issuedits
6.125
%

Senior Secured

Notes due

2022 (the "Initial

Notes"). The Additional

Notes and
the Initial Notes were

treated as the same series

for all purposes

under the indenture and collateral agreements,

each as amended and supplemented,
that governed

the Initial

Notes

and the Additional

Notes.
On February

10,

2021, Atento

Luxco

1 S.A., closed

an offering

of $
500.0

million aggregate

principal

amount of
8.000
%

Senior

Secured
Notes due, 2026

in

a private

placement

transaction.

Atento

Luxco

1 used

the net

proceeds,

together

with cash

on

hand,

to

refinance

the

6.125%
Senior Secured

Notes

due 2022.

All interest

payments are

made on

a half yearly

basis.
On

February

17,

2021,

Atento

Luxco

1 S.A.

completed

a cash

tender

offer

for

an

aggregate

principal

amount

of

$
275,815,000

of

its
6.125
%

Senior

Secured

Notes

due

2022.

The notes

were

purchased

at a price

equal

to $1,015.31

per $1,000

principal

amount

of 6.125%

Senior
Secured Notes

due 2022, which excluded accrued

interest

and additional amounts

payable on the

notes accepted for purchase

and included an

early
tender

payment

of

$30.0

per

$1,000

principal

amount

of

6.125%

Senior

Secured

Notes

due

2022.

On

February

18,

2021,

Atento

Luxco

1
S.A. redeemed

the remaining

aggregate principal

amount of

$
224,185,000

of its
6.125 % Senior Secured Notes due 2022
.

The redemption

price of
the notes

was $1,015.31

per $1,000

principal

amount

of 6.125%

Senior Secured Notes

due 2022, plus

accrued

and unpaid

interest

and additional
amounts

on the

principal

amount

of 6.125%

Senior

Secured Notes

due 2022,

which tota

lled to $1,016.67

per $1,000

principal

amount of 6.125%
Senior Secured Notes due 2022. With

these transactions,

the Company completed

the refinancing

of all $500.0

million aggregate

principal

amount
of its 6.125%

Senior Secured

Notes

due 2022,

extending

the Company’s

average

life to
4.5

years from
1.5

years.

The fair value of the 8.00% Senior Secured

Notes due 2026, calculated

based on their quoted price on December

31, 2021, is $
536,818 ,000
($ 500.2

million on

December

31, 2020).
The fair value

hierarchy

of the Senior

Secured Notes

is Level 1 as

the fair value is

based on the

quoted

market price at the

reporting date.
Details of

the corresponding

debt at each

reporting date

are as follows:
Super Senior

Credit Facility
On August

10, 2017, Atento

Luxco 1 S.A. entered into a new

Super Senior Revolving

Credit Facility (the

“Super Senior

Revolving Credit
Facility”) which

provides borrowings

capacity of up to 50,000

thousand

U.S.

dollars

and will mature on February

10, 2022. Banco Bilbao Vizcaya
Argentaria, S.A.,

as the agent, the Collateral Agent and BBVA

Bancomer,

S.A., Institución de Banca Múltiple, Grupo

Financiero BBVA

Bancomer,
Morgan

Stanley Bank N.A.

and Goldman

Sachs

Bank USA are

acting as arrangers

and lenders

under the Super

Senior

Revolving Credit

Facility.
The follow

table presents

the main transaction

relates to

Super Senior

Credit Facility:
On January

31, 2022, Atento

Luxco

1 S.A. repaid

the full

outstanding

amount of 25.0 thousand

U.S. dollars under

the existing

Super
Senior Revolving

Credit Facility

(dated August

10,

2017)

with BBVA

Bancomer,

Morgan Stanley

and Goldman

Sachs.

The Super Senior

Revolving Credit

Facility may

be utilized in

the form

of multi-currency

advances

for terms of one, two,

three or six
months. The

Super

Senior Revolving

Credit Facility

bears interest

at a

rate per

annum

equal to

LIBOR or,

for borrowings

in euro, EURIBOR
or, for borrowings

in Mexican

Pesos, TIIE plus

an opening

margin of 4.25%

per annum. The

margin may

be reduced under

a margin

ratchet to
3.75% per annum

by reference to

the consolidated

senior secured

net leverage

ratio and the

satisfaction

of certain other

conditions.
The terms of the Super Senior

Revolving Credit Facility

Agreement limit, among other

things, the ability of the Issuer

and its restricted
subsidiaries

to (i) incur

additional

indebtedness

or guarantee indebtedness;

(ii) create liens

or use

assets

as security

in other

transactions;

(iii)
declare

or

pay

dividends,

redeem

stock

or

make

other

distributions

to

stockholders;

(iv)

make

investments;

(v)

merge,

amalgamate

or
consolidate,

or

sell,

transfer,

lease

or

dispose

of

substantially

all

of

the

assets

of

the

Issuer

and

its

restricted

subsidiaries;

(vi) enter

into
transactions

with affiliates;

(vii)

sell or

transfer certain

assets;

and (viii) agree

to certain

restrictions

on the

ability

of restricted

subsidiaries

to
make

payments

to

the Issuer

and

its restricted

subsidiaries.

These

covenants

are subject

to

a number

of important

conditions,

qualifications,
exceptions and

limitations that

are described

in the Super

Senior Revolving

Credit Facility Agreement.
The Super

Senior Revolving

Credit Facility

Agreement

includes

a financial

covenant

requiring the

drawn

super senior

leverage

ratio
not to

exceed

0.35:1.00

(the “SSRCF

Financial

Covenant”).

The

SSRCF

Financial

Covenant

is calculated

as the

ratio of

consolidated

drawn
super senior

facilities debt

to consolidated

pro

forma EBITDA

for

the twelvemonth

period preceding

the relevant

quarterly testing

date and

is
tested

quarterly

on a rolling

basis, subject

to the

Super

Senior Revolving

Credit Facility

being

at least 35%

drawn (excluding

letters of

credit
(or bank

guarantees),

ancillary

facilities and

any related

fees or

expenses)

on the

relevant

test date.

The

SSRCF

Financial

Covenant only

acts
as a draw

stop to new

drawings under

the Revolving

Credit Facility

and, if breached,

will

not trigger a default

or an event

of default

under the
Super Senior Revolving

Credit

Facility Agreement.

The Issuer has

four equity

cure rights

in respect

of the SSRCF

Financial

Covenant prior

to
the termination

date of the

Super Senior Revolving

Credit Facility

Agreement,

and no

more than

two cure

rights may

be exercised in

any four
consecutive

financial quarters.

As of December

31, 2021, we

were in compliance

with this covenant.
New Super

Senior Revolving

Credit Facility

Agreement
On December

23, 2021, Atento

Luxco

1 S.A. signed

a new Super

Senior Revolving

Credit Facility

Agreement (the

“SSRCFA”)

with
the

Inter-American

Investment Corporation

(IDB Invest)

which provides committed

borrowing capacity

of up to 43,000 thousand

U.S.

dollars,
with

an annual

interest

rate of

Libor

plus 3.25%.

An additional

uncommitted

7,000

thousand

U.S. dollars

shall become

committed

upon

the
achievement

of certain milestones.

New Super

Senior Revolving

Credit Facility

Agreement

with IDB

Invest has

many similar

terms to

the those

of the

existing SSRCF
with BBVA,

Goldman Sachs

and Morgan

Stanley,

which limit,

among

other things, the

ability of

the Issuer and

its restricted subsidiaries

to (i)
incur

additional

indebtedness

or guarantee

indebtedness;

(ii) create

liens

or

use

assets

as security

in

other

transactions;

(iii) declare

or

pay
dividends,

redeem

stock

or

make

other

distributions

to

stockholders;

(iv) make

investments;

(v)

merge,

amalgamate

or

consolidate,

or

sell,
transfer, lease

or dispose

of substantially

all of the

assets

of the Issuer

and its

restricted

subsidiaries;

(vi) enter into transactions

with affiliates;
(vii) sell or

transfer certain

assets;

and (viii) agree to certain

restrictions on

the ability

of restricted

subsidiaries

to

make payments

to the

Issuer
and its

restricted

subsidiaries

and in

addition

the agreement

with IDB

Invest includes

Environmental

and Social

action

Plan described

below.
These

covenants

are subject

to

a

number

of

important

conditions,

qualifications,

exceptions

and limitations

that are

described

in the

Super
Senior Revolving

Credit Facility

Agreement.
As of December

31, 2021, there

was no outstanding

balance under the facility.
New Super

Senior Revolving

Credit Facility

Agreement

– Environmental

and Social

action
New Super

Senior Revolving

Credity

Facility

agreement

with

IDB

include

terms

related

to

Environmental

and Social

actions,

and
responsibilities

under which the Company need

to periodically ensure compliance

with the Environmental and Social Standards

and Guidelines,
Environmental

and

Social Legislation

and

the

Sustainability

Policy.

Company

must

prepare

a Compliance

report

within

120 days

after

the
financial year

closing with

details for

the actions

agreed in

which includes

the follow:
- Develop a

corporate and

subsidiaries

procedure

to identify risks

and impacts
- Develop procedure

to monitor Environmental

and Social as

pects through

Key performance indicators
- Develop a

HR policy for

the Company

and its subsidiaries
- Develop

a

procedure

to

manage collective

retrenchment

that contains

the

principles

applied

by

the Atento

group and

that
expressly

include:

i)

the

principle

of

non-discrimination

for

determine

the people

who

are

going

to

be disengaged;

ii)

the

realization

an analysis

of

alternatives

that considers

the available

options;

and iii)

compliance

with

all

legal

and contractual

requirements

relating
to

(a)

notification

of

dismissal

to

workers,

(b)

payments

unemployment

benefits

provided

by

the

legislation

of

each

country

and

the

conventions

collectives,

(c)

notification

to the

authorities,

when

appropriate,

and

(d) the

provision

of

information

to

workers

and

their
organizations

on

the details

of

the termination,

in

the

terms

legally

required.
- Update the procedure for the reporting channel to i) extend it to all the Group's subsidiaries;

and ii) to indicate the means and channels available
to manage

the reception of

suggestions,

complaints and grievances

not received

through the

reporting channel
Bank borrowing

s
The follow

table presents

the main transaction

relates to

bank borrowings:
Lease liabilities
Based on

the application

of IFRS 16 –

Lease

Company has

Buildings and

tools classes

of underlying

asset

categories for

our leased assets
Initial Measurement
The

lease liability

at

commencement

is measured

as the

present

value of

the

lease

payments

not yet paid,

discounted

using

the discount
rate for the

lease at lease

commencement.
At the

commencement

date, the

lease payments

shall consist

of the following

payments

relating to

the use of

the underlying

asset

during
the lease

term:
a.
Fixed payments,

including in substance

fixed payments, less any

lease incentives

paid or payable

to the lessee
b.
Variable

lease payments

that depend

on an index

or a rate

(such as the

Consumer

Price Index or

a market

interest rate), initially
measured using

the index or

rate at the

commencement

date
c.
The exercise

price of

an option to

purchase

the underlying as

set if Atento

is reasonably

certain to exercise

that option
d.
Payments for

penalties

for terminating

the lease if

the lease term

reflects

Atento

exercising an option

to terminate th

e

lease
e.
Residual Value

Guarantees
i.
IFRS: Amounts

expected

to be payable

by Atento under

residual value

guarantees

At the commencement

date, the

cost of the

right-of-use

asset

(ROU asset) shall consist

of all the following:
a.
The amount of

the initial measurement

of the lease

liability
b.
Any lease payments

made to the lessor

at or before

the commencement

date, less any

lease incentives

received
c.
Any initial

direct costs

(IDCs) incurred

by Atento. IDCs

are further discussed

in

the Initial

Direct Cost

section
Commencement

Date
This is the trigger

to recognize the

ROU asset

and lease liability on the

balance sheet.

Lease commencement

date is defined

as the date on
which

a lessor

makes

an

underlying

asset

available

for

use

by

a lessee.

We

used

possession

date

as

the

lease

commencement date

for
accounting

purposes.

If we

obtained

the

right

to

control

use

of the

asset

(even

if we

are not

required

to

pay

rent

yet),

possession

has
occurred, and

as such, the

lease has commenced.

Lease Term
Defined as

the non-cancellable

period

for which a

lessee has the

right to use an

underlying

asset, together

with all the following:
a.
Periods covered

by an option

to extend

the lease if

reasonably

certain to exercise

that option
b.
Periods covered

by an option

to terminate the

lease if not

reasonably

certain

to exercise that

option
Initial Direct

Costs (IDC)
Initial

Direct

Costs

are

defined

as

incremental

costs

of a

lease

that

would

not have

been

incurred

if

the

lease

had

not

been

obtained.
Examples

of IDCs include

commissions

and payments made

to an existing

tenant to incentivize

that tenant to

terminate its lease.

In terms
of practically

applying IDCs,

the following

steps

were performed:
a.
If an IDC was paid

out before lease

commencement

(i.e. establishment

of the ROU asset),

Accounting

records the payment

in an
‘Initial Direct Cost Account’

(noncurrent as

set account). Upon lease commencement, Accounting reclass

es the IDC

as an addition
to the ROU

asset. We

did not estimate

IDCs if they

are not paid

out as of

the lease commencement

date as we

do not expect

the
impact

of including

the estimate to

be material.
b.
If an IDC

was paid

out after lease

commencement,

Accounting

recognized

the payment

when

incurred and

account for

the IDC
as an addition

to the

ROU asset

balance.
c.
The IDC paid

out after lease

commencement

were recognized

on the 1st of the

month in which

it is paid.

d.
IDC

payments

are allocated

to the

various

leased

assets

based

on

each

asset’s

commencement date

(if they

are different)

and
related

square footage

or some other

metric to identify

which ROU asset

the IDC relates

to.
Discount

Rate
IFRS 16 state

that the discount

rate for the lease

is the rate implicit

in the lease unless

that rate cannot

be readily deter

mined. In that case,
the lessee

is required

to use

its incremental

borrowing

rate. If there

is no rate

implicit in

the lease,

which is

true for all

of our

leases, we
use incremental

borrowing

rate (IBR)

for valuing

the ROU asset

and lease liability

for its leases.

For IFRS,

IBR is

defined

as the rate

of interest

that lessee

would have

to pay

to borrow

over

a similar

term,

and with

a similar

security,
the funds

necessary

to obtain an asset

of similar value to

the right-of

use asset

in a similar economic

environment.

As local

operations

do not

have direct

debts

with third

parties in

most of

the countries

in which

we have

operations,

which

becomes an
obstacle to

a simple calculation,

the Company

has strategically

decided to optimize

controls and

reduce risks as

follows:
i)

for

countries

with

foreign

exchange

swap

traded

in

the

market

(Brazil,

Mexico,

Spain,

Peru,

Colombia

and

Chile):

Atento

use

the
currency swap

USD x Local Currency

for 12

months, the

USD part being

based on the

market yield

of our

bond;
ii)

for

countries

without

exchange

swap

traded

in

the

market

(Argentina,

Puerto

Rico,

Costa

Rica,

Guatemala,

El

Salvador,

Panama,
Uruguay and Nicaragua)

we are starting from

the cost

of debt of our peers in

the US

(Sykes and

TTEC have market

debts) and adding the
country's

CDS (one of the ways

in which the market

assesses

the country's

credit quality), thereby reaching

the cost

of debt

in USD.

Then
we apply

the US x Country

inflation differential

to arrive at

the

cost of debt in

local currency.
Subsequent

Measurement
a.
After the commencement

date, for

a finance

lease,

Atento

measure

the lease

liability in a

manner similar

to financed

purchases.
Interest expense

is recorded

in connection

with the lease liability.

The

lease liability is

reduced based

on the payments

allocable
to the principal

portion of the

liability.
b.
Atento

amortize

the right-of-use

asset

on a straight

-line basis based

on the shorter of the

lease term

or economic life.
c.
Atento

measure

the

right-of-use

asset

at

cost

less

any

accumulated

amortization

and

any

accumulated

impairment

losses
determined in

accordance with

IFRS 16

paragraph 30

for IFRS.
d. A
lessee subsequently

measures the right-of

-use asset

for a finance lease at the

amount of the

re-measured lease liability (i.e., the
present

value

of

the

remaining

lease

payments),

adjusted

for

the

remaining

balance

of

any

lease

incentives

received,

any
cumulative prepaid

or accrued rent if

the lease payments

are uneven throughout

the lease

term, and any unamortized initial direct
costs
Expense

Recognition
After the commencement

date for a

finance lease it

is recognized

in profit

or loss statement
a.
Amortization

of the

right-of-use

asset

and interest on the

lease liability
b.
Variable

lease payments

not included in

the lease

liability in the

period in which

the obligation

for those

payments is incur

red.
c.
Any impairment

of the right-of-use

asset

determined in accordance

with IFRS

16 paragraphs

30 to

33 for IFRS
The follow

table presents

the variation

of lease operation

for 2020

and 2021:
The future

lease liabilities

payments

are as follows:
Financing

activities
See below

the changes

in debt with

third parties arising

from financing

activities: